SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives

Useful life
Small equipment	3 Years
Large equipment	7 Years
Vehicles	4 Years

Useful life
Small equipment	3 Years
Large equipment	7 Years
Vehicles	4 Years